Post-Employment Benefits - Summary of Amount Recognized in the Consolidated Balance Sheet (Detail) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	kr 86,598	kr 85,535
Fair value of plan assets	64,359	62,593
Deficit/surplus (+/–)	22,239	22,942
Plans with net surplus, excluding asset ceiling	2,209	3,287
Provision for post-employment benefits	24,448	26,229
Sweden [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	49,423	50,043
Fair value of plan assets	31,191	29,627
Deficit/surplus (+/–)	18,232	20,416
Plans with net surplus, excluding asset ceiling	0	0
Provision for post-employment benefits	18,232	20,416
US [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	5,340	5,073
Fair value of plan assets	5,153	4,815
Deficit/surplus (+/–)	187	258
Plans with net surplus, excluding asset ceiling	330	255
Provision for post-employment benefits	517	513
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	10,473	10,595
Fair value of plan assets	11,195	12,410
Deficit/surplus (+/–)	(722)	(1,815)
Plans with net surplus, excluding asset ceiling	727	1,889
Provision for post-employment benefits	5	74
Other Countries [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	21,362	19,824
Fair value of plan assets	16,820	15,741
Deficit/surplus (+/–)	4,542	4,083
Plans with net surplus, excluding asset ceiling	1,152	1,143
Provision for post-employment benefits	kr 5,694	kr 5,226